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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                        SUPPLEMENT DATED AUGUST 17, 2005
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2005
                                       FOR
          MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (INVESTOR SERIES)


This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) issued through Merrill Lynch Life Variable Annuity Separate Account A.

For Contracts issued in Maryland, two Classes of the Contract - Class C and Class L - are not currently available for purchase.

                                 *      *      *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.